Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of financial liabilities [abstract]
Schedule of Other Financial Liabilities

	JPY (millions) As of March 31
	2021	2022
Derivative liabilities (Note 27)	¥97,091	¥36,529
Lease liabilities (Note 27)	436,412	465,238
Financial liabilities associated with contingent consideration arrangements (Note 27)	27,770	5,844
Other	204,457	157,403
Total	¥765,730	¥665,014
Non-current	¥517,677	¥468,943
Current	¥248,053	¥196,071